Summary of Significant Accounting Policies - Schedule of Property and Equipment By Geographic Region (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 16,968	$ 4,640
United States
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,997	2,074
Israel
Property, Plant and Equipment [Line Items]
Property and equipment, net	14,868	2,491
Rest of world
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 103	$ 75